LONG-TERM DEBT (Details 1) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt and Capital Lease Obligations	329.1	303.8
Recourse Debt [Member]
2015	3.0
2016	3.1
2017	349.0
2018	2.6
2019	0.4
Debt and Capital Lease Obligations	358.1